Fair Value Measurements - Additional Information (Details) - USD ($)				3 Months Ended					6 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Mar. 03, 2020	Feb. 28, 2020	Jul. 03, 2019	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 08, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 21, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Changes in fair value of warrant liabilities - gain				$ 1,003,521	$ (1,555,609)	$ 949,456	$ 198,948	$ 0	$ (606,153)	$ 397,368	$ 198,948		$ 556,810	$ 198,948	$ 0
Nominal value of ADS (in per warrant ADS)								$ 0.0001					$ 0.0001	$ 0.0001	$ 0.0001
Warrants issued													3,259,759
Warrants outstanding (in shares)													4,609,101	1,361,842
Fair value of warrants												$ 3,199,553
2019 Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Changes in fair value of warrant liabilities - gain												(132,632)
Total grant date fair value of warrants													$ 1,213,816
Fair value of warrants												882,237		$ 14,868
2020 Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Changes in fair value of warrant liabilities - gain												$ (432,053)
Warrants issued to purchase ADS (in shares)												12,500
Total grant date fair value of warrants													$ 2,749,369
Fair value of warrants												$ 2,317,316
Exercise of warrants ADS													12,500
Reclassification of warrant liability to shareholders' equity													$ 7,874
2019 Registered Direct Offering
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Aggregate ADSs issued (in shares)			2,368,392
Share issue price (in dollars per ADS)			$ 1.90
Gross proceeds from issuance			$ 4,500,000
Placement agent fees and expenses			$ 337,496
Threshold period for exercise of warrants on cashless basis			6 months
Nominal value of ADS (in per warrant ADS)			$ 0.0001
2019 Registered Direct Offering | Investor Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants issued to purchase ADS (in shares)														1,184,213
Term of the warrants														5 years
Exercise price of warrants (in dollars per ADS)														$ 3.00
2019 Registered Direct Offering | Placement Agent Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants issued to purchase ADS (in shares)			177,629
Exercise price of warrants (in dollars per ADS)			$ 2.85
2019 Registered Direct Offering | 2019 Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Share issue price (in dollars per ADS)			4.50
2020 Private Placement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Aggregate ADSs issued (in shares)		5,620,296
Share issue price (in dollars per ADS)		$ 1.70
Gross proceeds from issuance		$ 9,500,000
Placement agent fees and expenses	$ 808,362
Threshold period for exercise of warrants on cashless basis	6 months
Nominal value of ADS (in per warrant ADS)	$ 0.0001
Warrants issued													3,259,759
Warrants outstanding (in shares)													3,247,259
2020 Private Placement | Investor Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants issued to purchase ADS (in shares)																2,810,136
Exercise price of warrants (in dollars per ADS)			3.00													$ 2.20
2020 Private Placement | Placement Agent Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants issued to purchase ADS (in shares)	449,623
Term of the warrants	5 years
Exercise price of warrants (in dollars per ADS)	$ 2.55		$ 2.85